Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents [Text Block]

7. Cash and cash equivalents

	December 31, 2025	December 31, 2024
	$	$
Cash held in banks	98,799	23,454
Short‐term investments	9,528	82,321
Cash and cash equivalents	108,327	105,775

The Company's short‐term investments are held with highly-rated financial institutions. The weighted-average interest rate on short‐term investments at December 31, 2025 was approximately 3.9% (as at December 31, 2024 - 4.0%).